DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2018
Contract liabilities [abstract]
Schedule of Changes in Deferred Revenue

Figures in million - SA rand	Note	2018	2017	2016
Deferred revenue advance received		6,555.4	-	-
Deferred revenue recognised during the period		(160.3)	-	-
Interest charge	5	160.3	-	-
Balance at the end of the year		6,555.4	-	-
Reconciliation of the non-current and current portion of the deferred revenue:
Deferred revenue		6,555.4	-	-
Current portion of deferred revenue		(30.1)	-	-
Non-current portion of deferred revenue		6,525.3	-	-